Summary of Significant Accounting Policies - basic and diluted earnings per share calculations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income (loss) attributable to common stock-basic and diluted	$ (16,007,973)	$ 102,287	$ (41,496,847)	$ (1,487,769)
Denominator:
Weighted average shares - basic	41,727,480	33,819,205	38,709,614	33,799,503
Effect of other dilutive securities		2,837,215
Weighted average shares - diluted	41,727,480	36,656,420	38,709,614	33,799,503
Basic earnings (loss) per share	$ (0.38)		$ (1.07)	$ (0.04)
Diluted earnings (loss) per share	$ (0.38)		$ (1.07)	$ (0.04)